Roundhill Magnificent Seven Covered Call ETF
Schedule of Investments
September 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 100.0%		Shares	Value
Roundhill Magnificent Seven ETF (a)(b)(d)		1,741,500	$112,953,690
TOTAL EXCHANGE TRADED FUNDS (Cost $102,649,778)			112,953,690

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (c)		747,942	747,942
TOTAL MONEY MARKET FUNDS (Cost $747,942)			747,942

TOTAL INVESTMENTS - 100.7% (Cost $103,397,720)			113,701,632
Liabilities in Excess of Other Assets - (0.7)%			(740,784)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$112,960,848
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Affiliated security as defined by the Investment Company Act of 1940.

Roundhill Magnificent Seven Covered Call ETF
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
Roundhill Magnificent Seven ETF, Expiration: 10/03/2025; Exercise Price: $64.75 (a)(b)(c)	$(112,953,690)	(17,415)	$(712,274)
TOTAL WRITTEN OPTIONS (Premiums received $745,823)			$(712,274)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Affiliated security as defined by the Investment Company Act of 1940.

Affiliated
Affiliated Security Table

Security Name	Value at December 31, 2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at September 30, 2025	Ending Shares
Roundhill Magnificent Seven ETF	$0	$131,341,877	$(28,847,403)	$155,304	$10,303,912	$0	$112,953,690	1,741,500

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill Magnificent Seven Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$112,953,690	$–	$–	$112,953,690
Money Market Funds	747,942	–	–	747,942
Total Investments	$113,701,632	$–	$–	$113,701,632

Liabilities:
Investments:
Written Options	$–	$(712,274)	$–	$(712,274)
Total Investments	$–	$(712,274)	$–	$(712,274)

Refer to the Schedule of Investments for further disaggregation of investment categories.